SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Opening Balance, January 1, 2014	$ 23,529
Net income attributable to redeemable non-controlling interests	154
Foreign currency translation adjustments	(1,496)
Net change in fair value	(3,863)
Cash paid in conjunction with liabilities related to acquisitions of activities	(5,364)
Change due to loss of control in subsidiary	(2,806)
Consolidation of redeemable non-controlling interests	159
Ending Balance, December 31, 2014	$ 10,313